Earnings (Loss) Per Share	9 Months Ended
Sep. 30, 2020
Earnings Per Share [Abstract]
Loss Per Share	4. (Loss) Earnings Per Share
The net (loss) earnings available for common shareholders and (loss) earnings per common share are presented in the table below:

	Three Months Ended		Nine Months Ended
	September 30, 2020	September 30, 2019	September 30, 2020	September 30, 2019
	$	$
Net (loss) income	(44,434)	(19,850)	160,603	(21,710)

Weighted average number of common shares - basic	33,738,143	33,623,608	33,712,124	33,610,936
Dilutive effect of stock-based awards	—	—	230,067	—
Weighted average number of common shares - diluted	33,738,143	33,623,608	33,942,191	33,610,936

(Loss) earnings per common share:
– Basic	(1.32)	(0.59)	4.76	(0.65)
– Diluted	(1.32)	(0.59)	4.73	(0.65)
Stock-based awards that have an anti-dilutive effect on the calculation of diluted earnings per common share are excluded from this calculation. In the periods where a loss attributable to shareholders has been incurred, all stock-based awards are anti-dilutive. For the three and nine months ended September 30, 2020, 0.2 million and 0.1 million restricted stock units, respectively, had anti-dilutive effects on the calculation of diluted earnings per common share. For the three and nine months ended September 30, 2020, options to acquire 0.2 million shares of the Company’s Class A common stock had anti-dilutive effects on the calculation of diluted earnings per common share.